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                                      BISYS
                           100 Summer St., Suite 1500
                           Boston, Massachusetts 02110



August 3, 2006


VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      STI Classic Funds (the "Trust")
                  File Nos. 033-45671 and 811-06557
                  Rule 497(j) Filing

Dear Sir or Madam:

As administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of prospectus and statements of additional information listed below that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 65 to the Trust's registration statements on Form N-1A that was filed electronically with the Securities and Exchange Commission on July 31, 2006.

Prospectuses:
        STI Classic Equity Funds - Capital Appreciation Fund and Small Cap
            Growth Stock Fund - I Shares
        STI Classic Equity Funds - Small Cap Value Equity Fund - I Shares STI Classic Bond Funds - I Shares
        STI Classic Bond and Money Market Funds - I Shares
        STI Classic Bond Funds - A and C Shares
        STI Classic Equity Funds - A and C Shares
        STI Classic Equity Funds - I Shares
        STI Classic Funds for SunTrust Retirement Services Clients
        STI Classic Funds for the SunTrust 401(k) Plan
        STI Classic Funds Life Vision Funds - A, B and C Shares
        STI Classic Money Market Funds - A and C Shares
        STI Classic Money Market Funds - Corporate Trust Shares
        STI Classic Money Market Funds - Institutional Shares



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Statements of Additional Information:
        STI Classic Bond and Equity Funds
        STI Classic Money Market Funds

Please do not hesitate to contact the undersigned at (617) 824-1428 if you have questions, or if you require anything further in connection with this filing.


                                                Very truly yours,

                                                /s/ Kerry Reilly
                                                Assistant Counsel